Prepaid and Other Current Assets (Details) - Schedule of Prepaid and Other Current Assets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Prepaid and Other Current Assets [Abstract]
Prepaid insurance	$ 220,668	$ 478,116
Other prepaid expense	204,198	327,538
Security deposit	131,073	135,061
VAT receivable	195,950	260,955
Other assets	105	108
Prepaid expenses and other current assets	$ 751,994	$ 1,201,778